INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Disclosure Of Income Taxes [Line Items]
Net loss before tax and comprehensive loss	$ (4,944,231)	$ (2,924,236)	$ (4,612,286)
Combined statutory tax rate		27.00%	27.00%
Expected income tax (recovery)	(1,278,990)	$ (789,544)	$ (1,245,317)
Permanent differences	310,228	0	0
Non-deductible items and others	19,811	44,866	61,781
Goodwill impairment	0	0	186,864
Change in estimates	0	0	(214,745)
Change in deferred tax assets not recognized	948,951	744,678	965,938
Income tax expense (recovery)	$ 0	$ 0	$ (245,479)
Bottom of range [Member]
Disclosure Of Income Taxes [Line Items]
Combined statutory tax rate	19.00%
Top of range [Member]
Disclosure Of Income Taxes [Line Items]
Combined statutory tax rate	29.70%